Prospectus supplement dated February 16, 2022
to the following prospectus(es):
Nationwide Destination B (2.0) prospectus dated May 1, 2021
This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.
The following disclosure change is made to the prospectus:
The website address provided in the Financial Statements section and in Appendix A: Underlying Mutual Funds Available Under the Contract is deleted and replaced with the following:
https://nationwide.onlineprospectus.net/NW/C000109061NW/index.html
PROS-0642
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